Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Accounts Receivables and Unbilled Revenue (Details) - USD ($)
$ in Thousands
	Mar. 31, 2025	Dec. 31, 2024
Contract Assets [Abstract]
Billed services (accounts receivable)	$ 1,426,035	$ 1,437,653
Allowance for credit losses	(38,573)	(35,664)
Accounts receivable (net)	1,387,462	1,401,989
Unbilled services (unbilled revenue)	1,197,080	1,286,274
Accounts receivable and unbilled revenue, net	$ 2,584,542	$ 2,688,263